Other current assets	6 Months Ended
Jun. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets

Note  11.            Other current assets

Other current assets consisted of the following:

	As at June 30,	As at December 31,
USD'000	2023 (unaudited)	2022
Value-Added Tax Receivable	315	224
Advanced payment to suppliers	454	1,025
Deposits, current	4	3
Total other current assets	773	1,252